UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2013

Date of reporting period: September 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Income Fund

Portfolio of Investments

September 30, 2013 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 90.0%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/14	BRL	16,419	$7,407,272

United States - 89.6%
U.S. Treasury Bonds
5.375%, 2/15/31	U.S.$	1,961	2,500,887
6.00%, 2/15/26 (a)		333,000	440,392,500
6.375%, 8/15/27 (a)		260,000	358,068,880
6.50%, 11/15/26 (a)		183,000	253,369,173
8.50%, 2/15/20 (b)		3,700	5,207,750
U.S. Treasury Notes
1.75%, 5/15/23		6,010	5,569,112
2.00%, 2/15/22		26,000	25,274,834
2.125%, 8/31/20-8/15/21		199,500	200,422,013
2.625%, 11/15/20 (a)(b)		67,250	69,940,000
3.125%, 5/15/21		95,000	101,531,250
3.625%, 2/15/21 (c)		295,000	326,412,780
3.75%, 11/15/18		10,000	11,157,030

			1,799,846,209

Total Governments - Treasuries (cost $1,792,774,770)			1,807,253,481

CORPORATES - NON-INVESTMENT GRADES - 17.2%
Industrial - 13.7%
Basic - 0.9%
AK Steel Corp.
7.625%, 5/15/20 (a)		2,082	1,748,880
ArcelorMittal
5.75%, 8/05/20		2,500	2,562,500
6.75%, 2/25/22 (a)		2,200	2,315,500
Arch Coal, Inc.
7.00%, 6/15/19 (a)		2,100	1,627,500
Calcipar SA
6.875%, 5/01/18 (d)		687	716,198
Commercial Metals Co.
6.50%, 7/15/17		1,993	2,152,440
7.35%, 8/15/18		2,644	2,868,740
Novelis, Inc./GA
8.75%, 12/15/20		837	918,607
SPCM SA
6.00%, 1/15/22 (d)		617	620,085
Steel Dynamics, Inc.
7.625%, 3/15/20		3,000	3,243,750

			18,774,200

Capital Goods - 1.5%
B/E Aerospace, Inc.
5.25%, 4/01/22		2,200	2,183,500
6.875%, 10/01/20		2,000	2,185,000

	Principal Amount (000)		U.S. $ Value
BC Mountain LLC/BC Mountain Finance, Inc.
7.00%, 2/01/21 (d)	U.S.$	2,313	$2,295,652
Bombardier, Inc.
7.50%, 3/15/18 (d)		3,000	3,367,500
Building Materials Corp. of America
7.00%, 2/15/20 (d)		635	682,625
7.50%, 3/15/20 (d)		2,498	2,691,595
Clean Harbors, Inc.
5.25%, 8/01/20		1,200	1,188,000
Griffon Corp.
7.125%, 4/01/18		3,558	3,771,480
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21		690	743,475
Sealed Air Corp.
6.875%, 7/15/33 (d)		1,486	1,374,550
8.125%, 9/15/19 (d)		1,127	1,256,605
8.375%, 9/15/21 (d)		1,157	1,310,303
SPX Corp.
6.875%, 9/01/17		2,900	3,219,000
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		1,599	1,686,945
United Rentals North America, Inc.
5.75%, 7/15/18		2,550	2,677,500

			30,633,730

Communications - Media - 2.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.625%, 1/31/22		2,079	2,110,185
Clear Channel Communications, Inc.
9.00%, 12/15/19		92	90,160
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		1,312	1,331,680
Series B
6.50%, 11/15/22		3,688	3,761,760
Columbus International, Inc. 11.50%, 11/20/14 (d)		2,789	2,998,175
CSC Holdings LLC 6.75%, 11/15/21		5,000	5,350,000
Cumulus Media Holdings, Inc.
7.75%, 5/01/19		678	703,425
Hughes Satellite Systems Corp.
7.625%, 6/15/21		3,111	3,352,103
Intelsat Jackson Holdings SA
7.25%, 4/01/19		4,231	4,527,170
Lamar Media Corp.
5.875%, 2/01/22		5,500	5,500,000
LIN Television Corp.
8.375%, 4/15/18		900	958,500
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/01/21 (d)		3,243	3,247,054
Quebecor Media, Inc.
5.75%, 1/15/23		2,145	2,021,663

	Principal Amount (000)			U.S. $ Value
RR Donnelley & Sons Co.
8.25%, 3/15/19		U.S.$	2,984	$3,312,240
Sirius XM Radio, Inc.
5.25%, 8/15/22 (d)			338	326,170
5.875%, 10/01/20 (d)			2,026	2,041,195
Univision Communications, Inc.
6.875%, 5/15/19 (d)			3,295	3,500,937
UPCB Finance III Ltd.
6.625%, 7/01/20 (d)			2,200	2,332,000
Videotron Ltd.
5.00%, 7/15/22			2,255	2,142,250
Virgin Media Finance PLC
5.25%, 2/15/22			2,024	1,750,760
8.375%, 10/15/19			2,000	2,170,000
Virgin Media Secured Finance PLC
5.25%, 1/15/21			1,629	1,588,752

				55,116,179

Communications - Telecommunications - 0.7%
Frontier Communications Corp.
8.125%, 10/01/18			2,000	2,220,000
SBA Telecommunications, Inc.
5.75%, 7/15/20			875	868,438
Sprint Communications, Inc.
9.00%, 11/15/18 (d)			2,065	2,421,212
Sunrise Communications International SA
7.00%, 12/31/17 (d)		EUR	1,585	2,267,563
tw telecom holdings, Inc.
6.375%, 9/01/23 (d)	U.S.$		3,200	3,184,000
Windstream Corp.
7.50%, 4/01/23			2,000	1,975,000
7.75%, 10/01/21			1,070	1,104,775

				14,040,988

Consumer Cyclical - Automotive - 0.8%
Affinia Group, Inc.
7.75%, 5/01/21 (d)			297	304,425
American Axle & Manufacturing Holdings, Inc.
9.25%, 1/15/17 (d)			1,318	1,406,978
American Axle & Manufacturing, Inc.
6.25%, 3/15/21 (a)			5,887	6,063,610
Goodyear Tire & Rubber Co. (The)
6.50%, 3/01/21			700	712,250
7.00%, 5/15/22			1,486	1,545,440
8.75%, 8/15/20			3,000	3,442,500
LKQ Corp.
4.75%, 5/15/23 (d)			908	842,170
Schaeffler Finance BV
8.50%, 2/15/19 (d)			1,200	1,338,000

				15,655,373

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Entertainment - 0.1%
Pinnacle Entertainment, Inc.
8.75%, 5/15/20	U.S.$	841	$920,895

Consumer Cyclical - Other - 0.7%
Choice Hotels International, Inc.
5.75%, 7/01/22		195	201,825
Levi Strauss & Co.
6.875%, 5/01/22		288	305,280
MGM Resorts International
8.625%, 2/01/19		4,315	4,962,250
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22		1,801	1,746,970
7.50%, 10/15/27		1,100	1,160,500
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		1,188	1,306,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (a)		3,400	3,417,000

			13,100,625

Consumer Cyclical - Retailers - 0.7%
Burlington Coat Factory Warehouse Corp.
10.00%, 2/15/19		401	446,112
L Brands, Inc.
5.625%, 2/15/22		1,727	1,770,175
6.90%, 7/15/17		3,621	4,091,730
Rite Aid Corp.
8.00%, 8/15/20		3,200	3,576,000
Toys R US - Delaware, Inc.
7.375%, 9/01/16 (a) (d)		3,206	3,246,075

			13,130,092

Consumer Non-Cyclical - 1.9%
ARAMARK Corp.
5.75%, 3/15/20 (d)		1,001	1,011,010
Boparan Finance PLC
9.875%, 4/30/18 (d)	GBP	2,400	4,254,472
CHS/Community Health Systems, Inc.
7.125%, 7/15/20	U.S.$	1,717	1,734,170
Envision Healthcare Corp.
8.125%, 6/01/19		2,391	2,582,280
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/21 (d)		2,125	2,183,438
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (d)	EUR	1,500	2,171,325
HCA Holdings, Inc.
7.75%, 5/15/21	U.S.$	1,700	1,808,375
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (d)	EUR	1,750	2,346,796
Hologic, Inc.
6.25%, 8/01/20	U.S.$	540	562,275
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (d)		2,000	2,247,500

	Principal Amount (000)		U.S. $ Value
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18	U.S.$	4,000	$4,415,000
Party City Holdings, Inc.
8.875%, 8/01/20 (d)		2,225	2,391,875
Post Holdings, Inc.
7.375%, 2/15/22		1,639	1,722,999
Smithfield Foods, Inc.
6.625%, 8/15/22		1,000	1,031,250
Sun Merger Sub, Inc.
5.875%, 8/01/21 (d)		3,277	3,322,059
Valeant Pharmaceuticals International
6.875%, 12/01/18 (d)		2,145	2,268,337
7.00%, 10/01/20 (d)		2,200	2,332,000
7.25%, 7/15/22 (d)		283	301,395

			38,686,556

Energy - 1.9%
Athlon Holdings LP/Athlon Finance Corp.
7.375%, 4/15/21 (d)		4,204	4,288,080
Berry Petroleum Co.
6.375%, 9/15/22		3,107	3,122,535
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		188	189,880
CGG
9.50%, 5/15/16		550	578,188
Chesapeake Energy Corp.
6.625%, 8/15/20		2,435	2,617,625
Cimarex Energy Co.
5.875%, 5/01/22		2,331	2,354,310
Forest Oil Corp.
7.25%, 6/15/19 (a)		2,964	2,964,000
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20		2,737	2,757,527
Linn Energy LLC/Linn Energy Finance Corp.
6.75%, 11/01/19 (d) (e)		2,275	2,144,187
Offshore Group Investment Ltd.
7.125%, 4/01/23		4,656	4,539,600
Oil States International, Inc.
6.50%, 6/01/19		1,960	2,077,600
Quicksilver Resources, Inc.
7.125%, 4/01/16		471	447,450
SandRidge Energy, Inc.
8.125%, 10/15/22		2,100	2,121,000
SESI LLC
6.375%, 5/01/19		615	650,363
7.125%, 12/15/21		2,834	3,096,145
Tervita Corp.
8.00%, 11/15/18 (d)		5,000	5,018,750

			38,967,240

Other Industrial - 0.2%
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (d)		3,525	3,577,875

	Principal Amount (000)		U.S. $ Value
Services - 0.4%
ADT Corp. (The)
3.50%, 7/15/22	U.S.$	1,360	$1,149,748
4.125%, 6/15/23		557	496,990
6.25%, 10/15/21(d)		1,458	1,479,870
Sabre, Inc.
8.50%, 5/15/19 (d)		2,000	2,162,500
Service Corp. International/US
7.50%, 4/01/27		3,300	3,498,000

			8,787,108

Technology - 1.0%
Amkor Technology, Inc.
6.625%, 6/01/21 (a)		3,000	2,917,500
Avaya, Inc.
10.50%, 3/01/21 (d)		4,307	3,488,670
Brightstar Corp.
9.50%, 12/01/16 (d)		1,600	1,672,000
CDW LLC/CDW Finance Corp.
8.50%, 4/01/19		5,000	5,525,000
First Data Corp.
7.375%, 6/15/19 (d)		4,500	4,713,750
Freescale Semiconductor, Inc.
10.125%, 3/15/18 (d)		667	729,031
Sanmina Corp.
7.00%, 5/15/19 (d)		1,830	1,926,075

			20,972,026

Transportation - Services - 0.1%
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (d)		2,814	2,828,070

			275,190,957

Financial Institutions - 1.9%
Banking - 0.9%
ABN Amro Bank NV
4.31%, 3/10/16	EUR	6,790	8,780,759
Bank of America Corp.
Series U
5.20%, 6/01/23	U.S.$	3,703	3,240,125
Barclays Bank PLC
7.625%, 11/21/22		2,385	2,364,131
7.75%, 4/10/23		1,748	1,791,700
Citigroup, Inc.
5.95%, 1/30/23		2,300	2,144,750

			18,321,465

Brokerage - 0.2%
E*TRADE Financial Corp.
6.375%, 11/15/19		2,834	3,018,210

Finance - 0.3%
Aviation Capital Group Corp.
6.75%, 4/06/21 (d)		4,235	4,470,309

	Principal Amount (000)		U.S. $ Value
Creditcorp
12.00%, 7/15/18 (d)	U.S.$	2,000	$1,960,000

			6,430,309

Insurance - 0.1%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		2,432	2,517,120
Pearl Group Holdings No. 1 Ltd.
6.586%, 4/25/16	GBP	43	60,203

			2,577,323

Other Finance - 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 1/15/18	U.S.$	3,000	3,142,500
iPayment, Inc.
10.25%, 5/15/18		2,209	1,568,390

			4,710,890

REITS - 0.2%
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Partnership
7.75%, 3/15/20		2,514	2,970,447

			38,028,644

Utility - 1.6%
Electric - 1.2%
AES Corp./VA
8.00%, 10/15/17		4,000	4,600,000
Calpine Corp.
7.875%, 7/31/20 (d)		2,880	3,103,200
ComEd Financing III
6.35%, 3/15/33		3,462	3,288,900
EDP Finance BV
4.90%, 10/01/19 (d)		255	251,812
6.00%, 2/02/18 (d)		3,490	3,612,150
FirstEnergy Corp.
Series C
7.375%, 11/15/31		3,000	3,030,513
GenOn Americas Generation LLC
8.50%, 10/01/21		3,200	3,392,000
GenOn Energy, Inc.
7.875%, 6/15/17		2,100	2,268,000
NRG Energy, Inc.
8.25%, 9/01/20		1,300	1,426,750

			24,973,325

Natural Gas - 0.4%
Access Midstream Partners LP/ACMP Finance Corp.
6.125%, 7/15/22		1,123	1,153,883

	Principal Amount (000)		U.S. $ Value
El Paso LLC
Series G
7.75%, 1/15/32	U.S.$	2,000	$2,044,572
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20		2,196	2,261,880
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.50%, 7/15/23		2,868	2,703,090

			8,163,425

			33,136,750

Total Corporates - Non-Investment Grades (cost $331,358,186)			346,356,351

CORPORATES - INVESTMENT GRADES - 10.5%
Industrial - 5.7%
Basic - 0.8%
Basell Finance Co. BV
8.10%, 3/15/27 (d)		1,190	1,502,615
GTL Trade Finance, Inc.
7.25%, 10/20/17 (d)		2,536	2,802,280
LyondellBasell Industries NV
5.75%, 4/15/24		3,300	3,690,806
Southern Copper Corp.
7.50%, 7/27/35		5,107	5,365,047
Weyerhaeuser Co.
7.375%, 3/15/32		2,000	2,435,934

			15,796,682

Capital Goods - 0.8%
Legrand France SA
8.50%, 2/15/25		10	12,708
Odebrecht Finance Ltd.
4.375%, 4/25/25 (d)		6,760	5,834,028
Owens Corning
9.00%, 6/15/19		3,000	3,648,258
Republic Services, Inc.
5.25%, 11/15/21		6,098	6,689,250

			16,184,244

Communications - Media - 0.5%
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (d) (f)		1,162	1,162,000
Myriad International Holdings BV
6.00%, 7/18/20 (d)		3,089	3,254,906
Time Warner Cable, Inc.
5.875%, 11/15/40		1,375	1,170,227
6.55%, 5/01/37		1,457	1,340,624
Time Warner Entertainment Co. LP
8.375%, 7/15/33		2,500	2,725,432

			9,653,189

Communications - Telecommunications - 1.4%
AT&T, Inc.

	Principal Amount (000)		U.S. $ Value
4.30%, 12/15/42	U.S.$	72	$59,945
6.50%, 9/01/37		4,433	4,897,592
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (d)		4,719	4,444,467
Oi SA
5.75%, 2/10/22 (d)		5,500	4,838,299
Qwest Corp.
6.75%, 12/01/21		2,000	2,147,842
6.875%, 9/15/33		1,500	1,453,044
Telefonica Emisiones SAU
7.045%, 6/20/36		5,000	5,306,985
Verizon Communications, Inc.
6.90%, 4/15/38		4,500	5,213,939

			28,362,113

Consumer Cyclical - Automotive - 0.0%
Ford Motor Co.
7.45%, 7/16/31		650	793,255

Consumer Cyclical - Entertainment - 0.2%
Time Warner, Inc.
7.70%, 5/01/32		2,500	3,147,787

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
4.25%, 3/01/22		2,200	2,166,721

Consumer Cyclical - Retailers - 0.3%
CVS Caremark Corp.
5.75%, 5/15/41		4,700	5,155,618

Consumer Non-Cyclical - 0.5%
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		2,600	3,237,413
Grupo Bimbo SAB de CV
4.50%, 1/25/22 (d)		1,699	1,709,304
SABMiller Holdings, Inc.
4.95%, 1/15/42 (d)		5,500	5,481,388

			10,428,105

Energy - 0.6%
Nabors Industries, Inc.
5.10%, 9/15/23 (d)		3,500	3,541,489
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (d)		3,568	3,517,738
Transocean, Inc.
7.50%, 4/15/31		2,200	2,472,226
Weatherford International Ltd./Bermuda
7.00%, 3/15/38		2,900	3,075,531

			12,606,984

Technology - 0.3%
Applied Materials, Inc.
5.85%, 6/15/41		6,621	6,897,857

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.1%
Delta Air Lines Pass Through Trust
Series 2007-1, Class A
6.821%, 8/10/22	U.S.$	1,486	$1,653,291

Transportation - Services - 0.1%
Asciano Finance Ltd.
4.625%, 9/23/20 (d)		1,080	1,080,481

			113,926,327

Financial Institutions - 3.2%
Banking - 1.2%
BNP Paribas SA
5.186%, 6/29/15 (a) (d)		2,691	2,718,179
Credit Suisse AG
6.50%, 8/08/23 (d)		3,900	4,008,807
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (d)		884	1,255,280
Itau Unibanco Holding SA/Cayman Island
5.50%, 8/06/22 (a) (d)		1,475	1,379,125
JPMorgan Chase & Co.
Series Q
5.15%, 5/01/23		2,255	1,973,125
Morgan Stanley
10.09%, 5/03/17 (d)	BRL	11,615	5,044,190
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (d)	U.S.$	2,292	2,635,800
UBS AG/Stamford CT
7.50%, 7/15/25		1,394	1,676,802
7.625%, 8/17/22		2,492	2,755,063

			23,446,371

Finance - 0.1%
GE Capital Trust II
5.50%, 9/15/67 (d)	EUR	1,000	1,396,818
General Electric Capital Corp.
Series G
6.875%, 1/10/39	U.S.$	1,254	1,536,837

			2,933,655

Insurance - 1.3%
American General Corp.
8.125%, 3/15/46 (d)		509	590,440
American International Group, Inc.
8.175%, 5/15/58		2,525	2,955,512
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	5,690,625
Genworth Holdings, Inc.
7.70%, 6/15/20		1,756	2,070,280
Great-West Life & Annuity Insurance
Capital LP II
7.153%, 5/16/46 (d)		2,707	2,734,070
Humana, Inc.
8.15%, 6/15/38		2,900	3,838,878

	Principal Amount (000)		U.S. $ Value
MetLife, Inc.
6.40%, 12/15/36	U.S.$	3,345	$3,378,450
Pacific Life Insurance Co.
9.25%, 6/15/39 (d)		1,500	2,030,166
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,122	2,606,039

			25,894,460

Other Finance - 0.0%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24 (g)		291	337,175

REITS - 0.6%
DDR Corp.
7.875%, 9/01/20		3,000	3,671,934
EPR Properties
7.75%, 7/15/20		3,308	3,740,799
HCP, Inc.
5.375%, 2/01/21		3,468	3,773,375

			11,186,108

			63,797,769

Non Corporate Sectors - 1.4%
Agencies - Not Government Guaranteed - 1.4%
Gazprom OAO Via Gaz Capital SA
6.51%, 3/07/22 (d)		13,563	14,512,410
9.25%, 4/23/19 (d)		7,115	8,752,873
Petrobras International Finance Co.
5.375%, 1/27/21		5,000	5,022,925

			28,288,208

Utility - 0.2%
Electric - 0.1%
Duquesne Light Holdings, Inc.
6.40%, 9/15/20 (d)		2,140	2,467,512

Natural Gas - 0.1%
Empresa de Energia de Bogota SA
6.125%, 11/10/21 (d)		1,719	1,759,307

			4,226,819

Total Corporates - Investment Grades (cost $203,177,265)			210,239,123

AGENCIES - 6.7%
Agency Debentures - 3.3%
Federal Home Loan Bank
5.50%, 7/15/36		8,695	10,273,934
Federal Home Loan Mortgage Corp.
6.25%, 7/15/32		15,000	19,546,980
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		42,045	35,697,424

			65,518,338

	Principal Amount (000)		U.S. $ Value
Agency Subordinated - 3.4%
Federal National Mortgage Association
5.375%, 6/12/17	U.S.$	59,222	$68,323,711

Total Agencies (cost $127,070,339)			133,842,049

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.3%
Non-Agency Fixed Rate - 2.1%
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		5,964	5,448,357
Series 2007-AR4, Class 1A1A
5.591%, 3/25/37		1,081	976,066
Countrywide Alternative Loan Trust
Series 2006-24CB, Class A15
5.75%, 6/25/36		3,062	2,466,959
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		2,531	2,117,685
Series 2007-13, Class A2
6.00%, 6/25/47		3,475	2,789,007
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HY4, Class 1A1
2.797%, 9/25/47		1,091	893,084
Credit Suisse Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		2,363	2,062,387
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.233%, 9/25/36		2,718	2,139,760
Series 2006-AA7, Class A1
2.29%, 1/25/37		4,460	3,297,904
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		1,318	1,189,227
Residential Accredit Loans, Inc.
Series 2005-QA7, Class A21
3.079%, 7/25/35		1,700	1,495,544
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		3,683	3,481,578
Series 2006-QA1, Class A21
3.764%, 1/25/36		1,009	737,452
Series 2006-QS2, Class 1A8
6.00%, 2/25/36		5,963	4,844,799
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.791%, 12/28/37		5,452	4,801,611
Series 2007-AR8, Class A1
5.942%, 11/25/37		2,670	2,353,817

			41,095,237

Non-Agency Floating Rate - 1.2%
First Horizon Alternative Mortgage Securities Trust 2007-FA2
Series 2007-FA2, Class 1A10
0.429%, 4/25/37 (h)		1,168	707,677
Series 2007-FA2, Class 1A5

	Principal Amount (000)		U.S. $ Value
0.479%, 4/25/37 (h)	U.S.$	1,323	$804,526
IndyMac Index Mortgage Loan Trust
Series 2007-FLX3, Class A1
0.419%, 6/25/37 (h)		2,009	1,661,237
Lehman XS Trust
Series 2007-10H, Class 2AIO
6.817%, 7/25/37 (h) (i)		1,564	330,739
Luminent Mortgage Trust
Series 2006-6, Class A1
0.379%, 10/25/46 (h)		6,241	5,107,428
Residential Accredit Loans, Inc.
Series 2006-QA4, Class A
0.359%, 5/25/36 (h)		3,935	2,923,222
Series 2006-QS18, Class 2A2
6.371%, 12/25/36 (h) (i)		19,758	3,959,442
Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.329%, 7/25/23 (h)		2,650	2,767,925
Washington Mutual Mortgage Pass Through Certificates
Series 2007-OA1, Class A1A
0.853%, 2/25/47 (h)		5,261	4,135,933
Series 2007-OA4, Class A1A
0.923%, 4/25/47 (h)		2,491	1,659,091

			24,057,220

Agency Fixed Rate - 0.0%
Freddie Mac
Series 4119, Class LI
3.50%, 6/15/39 (i)		3,823	657,363

Total Collateralized Mortgage Obligations (cost $64,898,988)			65,809,820

EMERGING MARKETS - CORPORATE BONDS - 2.5%
Industrial - 2.5%
Basic - 0.4%
Usiminas Commercial Ltd.
7.25%, 1/18/18 (d)		4,263	4,604,040
Vedanta Resources PLC
6.00%, 1/31/19 (d)		3,402	3,225,247

			7,829,287

Capital Goods - 0.3%
Cemex SAB de CV
7.25%, 1/15/21 (d)		2,376	2,362,281
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (d)		1,954	2,019,948
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21(d)		1,065	1,020,270
9.875%, 4/06/21(a) (d)		1,120	1,072,960

			6,475,459

	Principal Amount (000)		U.S. $ Value
Communications - Media - 0.1%
European Media Capital SA
10.00%, 2/01/15 (g) (j)	U.S.$	1,853	$1,760,522

Communications - Telecommunications - 0.3%
Digicel Ltd.
6.00%, 4/15/21 (d)		1,500	1,410,000
MTS International Funding Ltd.
8.625%, 6/22/20 (a) (d)		4,100	4,791,875

			6,201,875

Consumer Cyclical - Other - 0.0%
Peermont Global Pty Ltd.
7.75%, 4/30/14 (d)	EUR	50	66,797

Consumer Cyclical - Retailers - 0.2%
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (d)	U.S.$	4,000	3,970,000

Consumer Non-Cyclical - 0.8%
Cosan Luxembourg SA
5.00%, 3/14/23 (d)		1,361	1,230,356
9.50%, 3/14/18 (d)	BRL	3,117	1,234,114
Hypermarcas SA
6.50%, 4/20/21 (d)	U.S.$	4,900	4,961,250
Marfrig Holding Europe BV
8.375%, 5/09/18 (d)		900	819,000
Marfrig Overseas Ltd.
9.50%, 5/04/20 (d)		4,151	3,860,430
Tonon Bioenergia SA
9.25%, 1/24/20 (d)		2,272	1,965,956
Virgolino de Oliveira Finance Ltd.
10.50%, 1/28/18 (d)		2,500	1,881,250

			15,952,356

Energy - 0.2%
Pacific Rubiales Energy Corp.
7.25%, 12/12/21 (a) (d)		4,300	4,515,000

Transportation - Airlines - 0.2%
TAM Capital 2, Inc.
9.50%, 1/29/20 (d)		751	776,159
TAM Capital 3, Inc.
8.375%, 6/03/21 (d)		2,843	2,807,462

			3,583,621

Total Emerging Markets - Corporate Bonds (cost $51,640,051)			50,354,917

MORTGAGE PASS-THROUGHS - 1.8%
Agency Fixed Rate 30-Year - 1.1%
Federal Home Loan Mortgage Corp. Gold
Series 2006
6.00%, 9/01/36		6,990	7,680,644

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association
3.50%, 2/01/41	U.S.$	14,717	$14,992,136
Series 1998
8.00%, 6/01/28		28	32,261
Series 1999
7.50%, 11/01/29		41	46,590

			22,751,631

Agency ARMs - 0.7%
Federal Home Loan Mortgage Corp.
Series 2007
2.804%, 3/01/37 (h)		4,353	4,655,101
3.038%, 3/01/37 (h)		1,800	1,916,994
3.065%, 2/01/37 (h)		6,279	6,573,119

			13,145,214

Total Mortgage Pass-Throughs (cost $34,511,945)			35,896,845

	Shares

PREFERRED STOCKS - 1.7%
Financial Institutions - 1.6%
Banking - 0.6%
Goldman Sachs Group, Inc. (The)
Series J
5.50%		107,250	2,406,690
PNC Financial Services Group, Inc. (The)
6.125%		223,000	5,628,520
US Bancorp/MN
6.50%		180,000	4,678,200

			12,713,410

Insurance - 0.7%
Hartford Financial Services Group, Inc.
7.875%		84,000	2,362,080
MT Logan Re
0.00% (k) (l)		10,550	10,996,112

			13,358,192

REITS - 0.3%
Health Care REIT, Inc.
6.50%		54,775	1,268,041
Sabra Health Care REIT, Inc.
7.125%		194,150	4,611,062

			5,879,103

			31,950,705

Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Ventas Realty LP/Ventas Capital Corp.
5.45%		139,500	3,006,225

Total Preferred Stocks (cost $35,116,875)			34,956,930

	Principal Amount (000)		U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.6%
Non-Agency Fixed Rate CMBS - 1.6%
Comm Mortgage Trust
Series 2006-C8, Class AJ
5.377%, 12/10/46	U.S.$	3,313	$3,120,571
GMAC Commercial Mortgage Securities, Inc.
Series 2006-C1, Class AJ
5.349%, 11/10/45		2,250	2,074,745
GS Mortgage Securities Trust
Series 2011-GC5, Class C
5.474%, 8/10/44 (d)		5,651	5,897,107
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-CB14, Class AJ
5.679%, 12/12/44		8,000	7,652,088
Series 2006-LDP7, Class AJ
6.056%, 4/15/45		6,500	6,493,448
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		3,400	3,510,102
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		3,345	3,230,962
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class AJ
5.368%, 11/15/48		1,074	978,085

			32,957,108

Non-Agency Floating Rate CMBS - 0.0%
Eclipse Ltd.
Series 2007-1X, Class B
0.759%, 1/25/20 (d) (h)	GBP	59	73,729

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.123%, 11/16/45 (i)	U.S.$	1,340	11,862

Total Commercial Mortgage-Backed Securities (cost $31,424,950)			33,042,699

QUASI-SOVEREIGNS - 1.6%
Quasi-Sovereign Bonds - 1.6%
Indonesia - 0.3%
Majapahit Holding BV
7.875%, 6/29/37 (d)		6,188	6,435,520

Mexico - 0.5%
Comision Federal de Electricidad
5.75%, 2/14/42 (d)		5,750	5,318,750
Petroleos Mexicanos
6.50%, 6/02/41		4,900	5,078,252

			10,397,002

	Principal Amount (000)		U.S. $ Value
Russia - 0.5%
Russian Agricultural Bank OJSC Via RSHB Capital SA
8.625%, 2/17/17 (d)	RUB	330,000	$10,215,268

Venezuela - 0.3%
Petroleos de Venezuela SA
5.25%, 4/12/17 (d)	U.S.$	7,500	5,992,500

Total Quasi-Sovereigns (cost $33,450,078)			33,040,290

BANK LOANS - 1.6%
Industrial - 1.6%
Basic - 0.1%
FMG Resources (August 2006) Pty Ltd.
(FMG America Finance, Inc.)
5.25%, 10/18/17 (h)		941	942,682
Macdermid, Incorporated
7.75%, 12/07/20 (h)		750	757,500
Unifrax Holding Co.
5.25%, 11/28/18 (h)	EUR	769	1,035,393

			2,735,575

Capital Goods - 0.0%
HD Supply, Inc.
4.50%, 10/12/17 (h)	U.S.$	2	2,487

Communications - Media - 0.2%
Clear Channel Communications, Inc.
3.83%, 1/29/16 (h)		310	291,442
TWCC Holding Corp.
7.00%, 6/26/20 (h)		3,100	3,177,500

			3,468,942

Consumer Cyclical - Automotive - 0.4%
Exide Technologies
9.00%, 10/09/14 (h)		4,468	4,467,509
TI Group Automotive Systems, LLC
5.50%, 3/28/19 (h)		387	390,574
Veyance Technologies, Inc.
5.25%, 9/08/17 (h)		2,736	2,724,621

			7,582,704

Consumer Cyclical - Other - 0.1%
Las Vegas Sands, LLC
2.68%, 11/23/16 (h)		739	737,267
New HB Acquisition, LLC
6.75%, 4/09/20 (h)		1,600	1,638,672
November 2005 Land Investors, LLC (North Las Vegas Consortium)
7.25%, 4/30/10 (h) (j) (k) (m)		2,179	0

			2,375,939

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.5%
Air Medical Group Holdings, Inc.
6.50%, 6/30/18 (h)	U.S.$	1,365	$1,388,569
Air Medical Holding, LLC
7.63%, 5/31/18 (h)		4,000	3,940,000
BJ’s Wholesale Club, Inc.
9.75%, 3/26/20 (h)		1,640	1,669,389
Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.)
6.50%, 12/31/17 (h)		2,300	2,295,699
Harlan Laboratories, Inc. (fka Harlan Sprague Dawley, Inc.)
3.77%, 7/11/14 (h)		850	718,637
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.)
4.25%, 9/30/19 (h)		553	549,671

			10,561,965

Energy - 0.0%
CITGO Petroleum Corporation
9.00%, 6/24/17 (h)		296	301,307

Other Industrial - 0.1%
Accudyne Industries Borrower S.C.A./Accudyne Industries, LLC (fka Silver II US Holdings, LLC)
4.00%, 12/13/19 (h)		1,241	1,228,219

Technology - 0.2%
Avaya, Inc.
4.76%, 10/26/17 (h)		237	212,299
IPC Systems, Inc.
5.43%, 6/01/15 (h)		2,000	1,665,000
MMI International Ltd. (MMI International (Delaware) LLC)
7.25%, 11/20/18 (h)		2,194	2,106,000

			3,983,299

Total Bank Loans (cost $32,629,088)			32,240,437

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.2%
United States - 1.2%
Buckeye OH Tobacco Settlement Fin Auth
Series 2007A-2
5.875%, 6/01/47		1,950	1,458,112
California GO
7.95%, 3/01/36		3,955	4,579,336
Golden St Tobacco Securitization CA
Series 2007A-1
5.125%, 6/01/47		4,390	3,052,411
Illinois GO
7.35%, 7/01/35		3,330	3,540,789
Texas Transp Comm (Texas St Hwy Fund First Tier)

	Principal Amount (000)		U.S. $ Value
Series 2010B
5.178%, 4/01/30	U.S.$	2,560	$2,811,750
Tobacco Settlement Auth IA
Series 2005C
5.625%, 6/01/46		3,430	2,743,040
Tobacco Settlement Fin Corp. MI
Series 2007A
6.00%, 6/01/48		5,915	4,478,542
Tobacco Settlement Fin Corp. NJ
Series 2007-1A
5.00%, 6/01/41		1,750	1,248,853
Tobacco Settlement Fin Corp. VA
Series 2007B1
5.00%, 6/01/47		1,850	1,189,199

Total Local Governments - Municipal Bonds (cost $26,495,127)			25,102,032

GOVERNMENTS - SOVEREIGN BONDS - 0.8%
Croatia - 0.3%
Croatia Government International Bond
6.375%, 3/24/21 (d)		5,830	6,020,932

Hungary - 0.4%
Hungary Government International Bond
5.375%, 2/21/23		2,496	2,434,831
6.375%, 3/29/21		5,000	5,318,750

			7,753,581

Indonesia - 0.1%
Indonesia Government International Bond
6.625%, 2/17/37 (d)		720	729,000
8.50%, 10/12/35 (d)		801	971,213

			1,700,213

Total Governments - Sovereign Bonds (cost $14,335,637)			15,474,726

EMERGING MARKETS - SOVEREIGNS - 0.7%
Belarus - 0.2%
Belarus Government International Bond
8.95%, 1/26/18 (d)		3,743	3,518,420

El Salvador - 0.3%
El Salvador Government International Bond
7.65%, 6/15/35 (d)		5,957	6,046,355

Nigeria - 0.2%
Nigeria Recap Linked Note (HSBC)
1.00%, 1/23/14	NGN	681,910	4,090,901

Total Emerging Markets - Sovereigns (cost $12,194,226)			13,655,676

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN AGENCIES - 0.6%
Germany - 0.2%
Commerzbank AG
8.125%, 9/19/23 (d)	U.S.$	3,610	$3,682,200

Norway - 0.2%
Eksportfinans ASA
2.00%, 9/15/15		315	307,125
2.375%, 5/25/16		3,728	3,606,840

			3,913,965

Russia - 0.2%
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (d)		3,441	3,699,075

Total Governments - Sovereign Agencies (cost $10,709,854)			11,295,240

	Shares
COMMON STOCKS - 0.1%
Gallery Media (j) (l) (n) (cost $0)		697	1,010,650

WARRANTS - 0.0%
Ion Media Networks, expiring 12/12/39 (j) (k) (l)		1,264	0
Ion Media Networks, expiring 12/31/49 (j) (k) (l)		1,248	0

Total Warrants (cost $0)			0

SHORT-TERM INVESTMENTS - 1.6%
Investment Companies - 1.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.07% (o) (cost $31,735,984)		31,735,984	31,735,984

Total Investments - 143.5% (cost $2,833,523,363) (p)			2,881,307,250
Other assets less liabilities - (43.5)%			(873,859,048)

Net Assets - 100.0%			$2,007,448,202

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at September 30, 2013	Unrealized Appreciation/ (Depreciation)
Sold Contracts
German Euro Bund Futures	225	December 2013	$42,180,911	$42,766,985	$(586,074)
U.S. T-Bond 30 Yr Futures	1,274	December 2013	166,056,412	169,919,750	(3,863,338)
U.S. T-Note 5 Yr Futures	730	December 2013	$87,443,815	$88,364,219	$(920,404)
U.S. T-Note 10 Yr (CBT) Futures	3,520	December 2013	437,263,285	444,895,000	(7,631,715)

					$(13,001,531)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	JPY	1,992,251	USD	20,026	10/11/13	$(242,853)
BNP Paribas SA	AUD	22,494	USD	20,900	10/25/13	(53,411)
BNP Paribas SA	GBP	15,927	USD	25,305	11/08/13	(470,761)
Citibank, NA	EUR	13,547	USD	18,088	11/08/13	(240,766)
Goldman Sachs Capital Markets LP	USD	8,617	RUB	277,483	11/15/13	(117,598)
Standard Chartered Bank	IDR	110,323,876	USD	9,850	10/11/13	342,275
Standard Chartered Bank	USD	9,669	IDR	110,323,876	10/11/13	(160,980)
State Street Bank & Trust Co.	SEK	485	USD	73	10/18/13	(2,234)
State Street Bank & Trust Co.	USD	3	NOK	18	10/18/13	35
State Street Bank & Trust Co.	CZK	4,832	USD	249	10/24/13	(5,701)
State Street Bank & Trust Co.	SGD	1	USD	1	11/15/13	(2)
UBS AG	BRL	55,786	USD	24,049	10/02/13	(1,121,756)
UBS AG	USD	24,980	BRL	55,786	10/02/13	190,991
UBS AG	BRL	27,893	USD	12,383	11/04/13	(104,224)

						$(1,986,985)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc.
CDX-NAHY
Series 20, 5 Year Index, 6/20/18*	5.00%	3.58%	$32,200	$1,920,819	$1,258,063	$662,756
Morgan Stanely & Co., LLC:
CDX-NAHY
Series 20, 5 Year Index, 6/20/18*	5.00	3.58	8,543	509,614	326,730	182,884

				$2,430,433	$1,584,793	$845,640

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at September 30, 2013	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley Capital Services LLC:
CDX-NAHY
Series 15, 5 Year Index, 12/20/15*	5.00%	1.58%	$20,544	$1,559,347	$215,181	$1,344,166

* Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at September 30, 2013
Bank of America	0.03%	11/26/13	$36,927,716
Bank of America	0.05%	11/20/13	46,433,947
Barclays Bank+	(1.75)%*	—	6,653,292
Barclays Bank+	(1.25)%*	—	1,755,565
Barclays Bank+	(0.63)%*	—	3,290,564
Barclays Bank+	(0.50)%*	—	4,205,092
Barclays Bank+	(0.25)%*	—	1,109,055
Chase Manhattan Bank+	(0.25)%*	—	4,796,084
Chase Manhatten Bank+	(1.00)%*	—	986,941
Credit Suisse Securities (USA) LLC+	0.00%	—	7,864,910
HSBC	0.10%	11/13/13	43,766,736
HSBC	0.10%	12/09/13	152,834,891
HSBC	0.12%	11/06/13	108,715,399
JPMorgan Chase	0.04%	11/07/13	79,275,440
JPMorgan Chase	0.05%	12/11/13	72,669,268
JPMorgan Chase	0.05%	12/12/13	103,058,216
JPMorgan Chase	0.08%	10/29/13	46,069,160
JPMorgan Chase	0.11%	10/03/13	398,946,668
JPMorgan Chase+	(0.25)%*	—	1,450,386

			$1,120,809,330

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on September 30, 2013
*	Interest payment due from counterparty.

(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $898,141,628.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $1,154,550.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $9,681,735.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, the aggregate market value of these securities amounted to $313,676,039 or 15.6% of net assets.
(e)	Variable rate coupon, rate shown as of September 30, 2013.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2013.
(g)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.11% of net assets as of September 30, 2013, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentag of Net Assets
European Media Capital SA
10.00%, 2/01/15	8/18/10	$2,130,361	$1,760,522	0.09%
IIRSA Norte Finance Ltd.
8.75%, 5/30/24	5/30/24	302,175	337,175	0.02%

(h)	Floating Rate Security. Stated interest rate was in effect at September 30, 2013.
(i)	IO - Interest Only
(j)	Fair valued by the Adviser.
(k)	Illiquid security.
(l)	Non-income producing security.
(m)	Security is in default and is non-income producing.
(n)	Restricted and illiquid security.
(o)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(p)	As of September 30, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $74,843,616 and gross unrealized depreciation of investments was $(27,059,729), resulting in net unrealized appreciation of $47,783,887.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CZK	-	Czech Koruny
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
GO	-	General Obligation
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust

Country Breakdown*

September 30, 2013 (unaudited)

88.2%	United States
2.0%	Brazil
1.5%	Russia
0.8%	United Kingdom
0.8%	Mexico
0.7%	Canada
0.4%	Netherlands
0.4%	Germany
0.4%	Luxembourg
0.4%	Switzerland
0.3%	Indonesia
0.3%	Hungary
0.2%	India
2.5%	Other
1.1%	Short-Term

100.0%

*	All data are as of September 30, 2013. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.2% or less in the following countries: Australia, Barbados, Belarus, Belgium, Colombia, Croatia, El Salvador, France, Jamaica, Nigeria, Norway, Peru, Portugal, Singapore, South Africa, Spain and Venezuela.

AllianceBernstein Income Fund

September 30, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2013:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,807,253,481		$	– 0	–	$1,807,253,481
Corporates - Non-Investment Grades		– 0	–	346,296,148			60,203		346,356,351
Corporates - Investment Grades		– 0	–	210,239,123			– 0	–	210,239,123
Agencies		– 0	–	133,842,049			– 0	–	133,842,049
Collateralized Mortgage Obligations		– 0	–	3,425,288			62,384,532		65,809,820
Emerging Markets - Corporate Bonds		– 0	–	48,594,395			1,760,522		50,354,917
Mortgage Pass-Throughs		– 0	–	35,896,845			– 0	–	35,896,845
Commercial Mortgage-Backed Securities		– 0	–	11,862			33,030,837		33,042,699
Quasi-Sovereigns		– 0	–	33,040,290			– 0	–	33,040,290
Bank Loans		– 0	–	– 0	–		32,240,437		32,240,437
Local Governments - Municipal Bonds		– 0	–	25,102,032			– 0	–	25,102,032
Preferred Stocks		23,960,818		– 0	–		10,996,112		34,956,930
Governments - Sovereign Bonds		– 0	–	15,474,726			– 0	–	15,474,726
Common Stocks		– 0	–	– 0	–		1,010,650		1,010,650
Governments - Sovereign Agencies		– 0	–	11,295,240			– 0	–	11,295,240
Emerging Markets - Sovereigns		– 0	–	9,564,775			4,090,901		13,655,676
Warrants		– 0	–	– 0	–		– 0	– ^	– 0	–
Short-Term Investments		31,735,984		– 0	–		– 0	–	31,735,984

Total Investments in Securities		55,696,802		2,680,036,254			145,574,194		2,881,307,250
Other Financial Instruments* :
Assets:
Forward Currency Exchange Contracts		– 0	–	533,301			– 0	–	533,301
Centrally Cleared Credit Default Swaps		– 0	–	845,640			– 0	–	845,640
Credit Default Swaps		– 0	–	1,344,166			– 0	–	1,344,166
Liabilities:
Futures Contracts		(13,001,531)		– 0	–		– 0	–	(13,001,531)
Forward Currency Exchange Contracts		– 0	–	(2,520,286)			– 0	–	(2,520,286)

Total+		$42,695,271		$2,680,239,075			$145,574,194		$2,868,508,540

^	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grades		Collateralized Mortgage Obligations		Emerging Markets - Corporate Bonds
Balance as of 12/31/12	$2,216,878		$37,497,632			$4,618,220
Accrued discounts/(premiums)	(40,074)		365,742			(216,292)
Realized gain (loss)	62,417		(43,269)			(664,008)
Change in unrealized appreciation/depreciation	33,668		124,090			413,596
Purchases	– 0	–	33,574,574			(2)
Sales	(2,212,686)		(9,134,237)			(4,151,551)
Transfers in to Level 3	– 0	–	– 0	–		1,760,559
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 9/30/13^	$60,203		$62,384,532			$1,760,522

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/13	$15,055		$124,090		$	– 0	–

	Commercial Mortgage-Backed Securities		Bank Loans		Preferred Stocks
Balance as of 12/31/12	$9,850,260		$45,455,116		$	– 0	–
Accrued discounts/(premiums)	52,222		102,653			– 0	–
Realized gain (loss)	131,261		183,431			– 0	–
Change in unrealized appreciation/depreciation	(165,074)		(146,460)			446,112
Purchases	27,658,894		34,078,969			10,550,000
Sales	(4,496,726)		(47,433,272)			– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 9/30/13	$33,030,837		$32,240,437			$10,996,112

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/13	$(165,074)		$110,810			$446,112

	Common Stocks		Emerging Markets- Sovereigns		Warrants^
Balance as of 12/31/12	$1,045,500		$ – 0	–	$	– 0	–
Accrued discounts/(premiums)	– 0	–	– 0	–		– 0	–
Realized gain (loss)	– 0	–	– 0	–		– 0	–
Change in unrealized appreciation/depreciation	(34,850)		19,763			– 0	–
Purchases	– 0	–	4,071,138			– 0	–
Sales	– 0	–	– 0	–		– 0	–
Transfers in to Level 3	– 0	–	– 0	–		– 0	–
Transfers out of Level 3	– 0	–	– 0	–		– 0	–

Balance as of 9/30/13	$1,010,650		$4,090,901		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/13	$(34,850)		$19,763		$	– 0	–

	Total
Balance as of 12/31/12	$100,683,606
Accrued discounts/(premiums)	264,251
Realized gain (loss)	(330,168)
Change in unrealized appreciation/depreciation	690,845
Purchases	109,933,573
Sales	(67,428,472)
Transfers in to Level 3	1,760,559
Transfers out of Level 3	– 0	–

Balance as of 9/30/13	$145,574,194

Net change in unrealized appreciation/depreciation from Investments held as of 9/30/13	$515,906

^	There were de minimis transfers under 1% of net assets during the reporting period.
*	The Fund held securities with zero market value at period end.

The following presents information about significant unobservable inputs related to the Portfolio with material categories of Level 3 investments at September 30, 2013:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 9/30/13			Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grades		$60,203		Third Party Vendor	Evaluated Quotes	$141.65/N/A
Collateralized Mortgage Obligations		$62,384,532		Third Party Vendor	Evaluated Quotes	$20.04 – $94.54/$78.28
Emerging Markets—Corporate Bonds		$1,760,522		Indicative Market Quotations	Broker Quote	$95.00/ N/A
Commercial Mortgage—Backed Securities		$33,030,837		Third Party Vendor	Evaluated Quotes	$91.05 – $125.51/$98.51
Bank Loans		$32,240,437		Third Party Vendor	Vendor Quotes	$83.25 – $134.61/$99.83
Preferred Stocks		$10,996,112		Indicative Market Quotations	Broker Quote	$1,042.29/ N/A
Common Stocks		$1,010,650		Indicative Market Quotations	Broker Quote	$1,450.00/ N/A
Emerging Markets—Sovereigns		$4,090,901		Indicative Market Quotations	Broker Quote	$0.60/ N/A
Warrants	$	– 0	–	Qualitative Assessment		$0.00/ N/A

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	November 22, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	November 22, 2013